Annual Total Returns- JPMorgan Tax Free Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan Tax Free Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.02%	0.03%	0.09%	0.41%	0.99%	1.05%	0.32%